Post-employment Benefits (Details 10) R$ in Thousands	Dec. 31, 2023 BRL (R$)
Increase By One Percent [Member]
Sensitivity of long-term interest rate
Impacts on the obligations of the pension	R$ 9,807,900
Impacts on the obligations of healthcare program	1,546,250
Sensitivity of growth rate of the medical costs
Impacts on the obligations of healthcare program	1,784,147
Impact on cost of service for the following financial year of healthcare program	8,460
Sensitivity of the service cost
Impacts on the obligations of the pension	13,493
Impacts on the obligations of healthcare program	6,625
Decrease In One Percent [Member]
Sensitivity of long-term interest rate
Impacts on the obligations of the pension	10,702,169
Impacts on the obligations of healthcare program	1,782,375
Sensitivity of growth rate of the medical costs
Impacts on the obligations of healthcare program	1,544,008
Impact on cost of service for the following financial year of healthcare program	6,595
Sensitivity of the service cost
Impacts on the obligations of the pension	14,269
Impacts on the obligations of healthcare program	R$ 8,429